Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 80,288	$ 97,678
Accumulated depreciation	45,043	64,036
Depreciated cost	35,245	33,642
Depreciation expenses	13,111	11,493	10,231
Impairment of long-lived assets related to restructuring plan	2,559
Computers, Manufacturing, Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	75,337	90,724
Accumulated depreciation	42,091	59,536
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,516	4,566
Accumulated depreciation	1,898	3,081
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,435	2,388
Accumulated depreciation	1,054	1,419
Property and equipment written off [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 34,445